Lease Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [abstract]
Lease Liabilities
22.	LEASE LIABILITIES

December 31,
2019
RMB
Within one year	11,569
Within a period of more than one year but not more than two years	10,887
Within a period of more than two year but not more than five years	16,255
Within a period of more than five years	3,435

42,146
Less: Current portion	11,569

Non-current portion	30,577